Cover	Aug. 10, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2020
Entity File Number	001-38191
Entity Registrant Name	Mustang Bio, Inc.
Entity Central Index Key	0001680048
Entity Tax Identification Number	47-3828760
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	377 Plantation Street
Entity Address, City or Town	Worcester
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01605
City Area Code	781
Local Phone Number	652-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	MBIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true